Equity Attributable To Other Equity Instruments Holders (Tables)	6 Months Ended
Sep. 30, 2025
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Equity Attributable to Other Equity Instruments Holders
Equity attributable to other equity instruments holders at September 30, 2025 and March 31, 2025 consisted of the following:

	At September 30, 2025	At March 31, 2025

	(In millions)
Perpetual subordinated bonds	¥2,048,191	¥1,815,379
Perpetual subordinated borrowings	81,998	52,998

Total equity attributable to other equity instruments holders	¥2,130,189	¥1,868,377